Fair Value Measurement - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at cost	₨ 708.8	$ 10.7	₨ 704.4